CONSOLIDATED VARIABLE INTEREST ENTITIES (Narrative) (Details) $ in Thousands	Jun. 30, 2019 USD ($) subsidiary variable_interest_entity	Dec. 31, 2018 USD ($)
Variable Interest Entity [Line Items]
Number of variable interest entities | subsidiary	34
Estimated residual values of leased property (un-guaranteed)	$ 192,080	$ 180,080
Variable Interest Entities With Assets Accounted for as Direct Financing Leases [Member]
Variable Interest Entity [Line Items]
Number Of Variable Interest Entities with attached Debt | subsidiary	16
Number of variable interest entities | subsidiary	18
Carrying value of vessels	$ 393,300
Unearned lease income	206,200
Estimated residual values of leased property (un-guaranteed)	126,200
Outstanding loan balance	43,900
Outstanding loan balance, current portion	6,400
Variable Interest Entity, Outstanding Lease Obligations	270,900
Variable Interest Entity, Outstanding Lease Obligations, Short Term	$ 13,700
Variable Interest Entities which contain Finance Lease Obligations [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities | variable_interest_entity	2
Variable Interest Entities With Assets Accounted for as Operating Lease Assets [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities | subsidiary	13
Carrying value of vessels	$ 276,000
Outstanding loan balance	130,200
Outstanding loan balance, current portion	$ 13,900
Variable Interest Entities Accounted for as Vessels under Capital Lease [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities | variable_interest_entity	3
Carrying value of vessels	$ 304,000
Variable Interest Entity, Outstanding Lease Obligations	260,100
Variable Interest Entity, Outstanding Lease Obligations, Short Term	$ 18,600